Employee Benefit Plans (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	$ 13,767	$ 12,529
Total Fair Value Of Trust Other Net Assets	132
Total Fair Value Of Trust Other Net Liabilities	45
Notice To Redeem Investments days [maximum]	90
Money Market Investments Net Asset Value Per Unit	$ 1
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,733	1,524
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	12,034	11,005
Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	420	396
Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	2,618	2,204
Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,235	1,074
Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	8,007	7,664
Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	78	54	186
Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,409	1,137	1,163
Cash Equivalents [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	77	48
Cash Equivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	112	51
Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	77	48
Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	112	51
Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
U.S. Government And Agency Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	153	151
U.S. Government And Agency Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,715	1,396
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	148	151
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,576	1,224
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	5	0
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	139	172
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
U.S. Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	308
U.S. Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	2,434
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	86
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	273
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	222
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	2,161
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Residential Real Estate [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	96	37
Residential Real Estate [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	810	587
Residential Real Estate [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	68	31
Residential Real Estate [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	525	522
Residential Real Estate [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Residential Real Estate [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Residential Real Estate [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	28	6
Residential Real Estate [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	285	65
Corporate Debt Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	805	682
Corporate Debt Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	4,889	3,670
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	9	0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	3	2
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	795	681
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	4,275	3,083
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1	1
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	611	585
Non-U.S. Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	187
Non-U.S. Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	1,494
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	79
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	131
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	108
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	1,363
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Other Fixed Income [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	38	45
Other Fixed Income [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	576	689
Other Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	1
Other Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	1
Other Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	38	44
Other Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	576	688
Other Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Other Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Global Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	515	19
Global Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	3,419	197
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	118	0
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	402	0
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	397	19
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	3,017	197
Global Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Global Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	49	47
Absolute Return [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	513	487
Absolute Return [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	0	0
Absolute Return [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	49	47
Absolute Return [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	$ 513	$ 487